PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE D - PROPERTY AND EQUIPMENT

Property and Equipment consist of the following at:

	June 30, 2022 (Unaudited)	December 31, 2021
Software	99,025	99,025
Office equipment	60,974	60,974
Furniture and Fixtures	948	948
Waste and Recycling Equipment	387,090	393,340
Total	548,037	554,287
Accumulated depreciation and amortization	(349,765)	(326,398)

Net	$198,272	$227,889

For the six months ended June 30, 2022 and 2021, depreciation and amortization of property and equipment was $26,024 and $17,566, respectively.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and six months ended June 30, 2022 and 2021

(Unaudited)

NOTE D - PROPERTY AND EQUIPMENT

Property and Equipment consist of the following at:

	December 31, 2021	December 31, 2020
Software	$99,025	$99,025
Office equipment	60,974	60,974
Furniture and Fixtures	948	948
Waste and Recycling Equipment	393,340	18,800
Total	554,287	179,747
Accumulated depreciation and amortization	(326,398)	(169,949)

Net	$227,889	$9,798

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021 and 2020